Property, Plant and Equipment (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 11,713,022
Charge for the year	(1,621,459)	¥ (1,553,039)	¥ (1,507,804)
Closing net book amount	11,310,032	11,713,022
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	48,181,760	46,663,218
Additions	176,764	294,240
Transferred from construction in progress	1,699,974	1,550,313
Reclassification	0	0
Disposals	(805,133)	(576,897)
Transferred from investment properties	1,164	(24,829)
Transferred to construction in progres	(18,755)
Transferred to investment properties	(90)
Acquisition of subsidiary		275,715
Closing net book amount	49,235,684	48,181,760	46,663,218
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(35,555,330)	(34,536,583)
Reclassification	0	0
Transferred from investment properties	(1,088)
Transferred to construction in progres	6,423
Transferred to investment properties	87	9,527
Charge for the year	(1,621,459)	(1,553,039)
Written back on disposals	686,226	524,765
Closing net book amount	(36,485,141)	(35,555,330)	(34,536,583)
Impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(913,408)	(825,838)
Reclassification	0
Charge for the year	(587,622)	(87,570)
Written back on disposals	60,519
Closing net book amount	(1,440,511)	(913,408)	(825,838)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,030,854
Closing net book amount	1,097,225	1,030,854
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	3,481,210	3,336,375
Additions	0	707
Transferred from construction in progress	130,947	24,199
Reclassification	267,662	52,599
Disposals	(4,717)	(32,690)
Transferred from investment properties	1,164	(24,829)
Transferred to construction in progres	(2,091)
Transferred to investment properties	(83)
Acquisition of subsidiary		124,849
Closing net book amount	3,874,092	3,481,210	3,336,375
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(2,396,564)	(2,310,970)
Reclassification	(214,041)	(29,721)
Transferred from investment properties	(1,088)
Transferred to construction in progres	46
Transferred to investment properties	80	9,527
Charge for the year	(88,234)	(91,070)
Written back on disposals	3,652	25,670
Closing net book amount	(2,696,149)	(2,396,564)	(2,310,970)
Buildings [member] | Impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(53,792)	(50,785)
Reclassification	(26,133)
Charge for the year	(793)	(3,007)
Written back on disposals	0
Closing net book amount	(80,718)	(53,792)	(50,785)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	10,190,451
Closing net book amount	9,737,638	10,190,451
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	42,742,330	41,455,159
Additions	161,118	228,153
Transferred from construction in progress	1,476,065	1,440,695
Reclassification	(275,880)	(55,206)
Disposals	(737,634)	(472,643)
Transferred from investment properties	0	0
Transferred to construction in progres	(1,260)
Transferred to investment properties	(7)
Acquisition of subsidiary		146,172
Closing net book amount	43,364,732	42,742,330	41,455,159
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(31,700,912)	(30,793,083)
Reclassification	216,706	29,635
Transferred from investment properties	0
Transferred to construction in progres	735
Transferred to investment properties	7	0
Charge for the year	(1,419,669)	(1,367,861)
Written back on disposals	626,865	430,397
Closing net book amount	(32,276,268)	(31,700,912)	(30,793,083)
Plant and machinery [member] | Impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(850,967)	(766,932)
Reclassification	26,270
Charge for the year	(586,147)	(84,035)
Written back on disposals	60,018
Closing net book amount	(1,350,826)	(850,967)	(766,932)
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	491,717
Closing net book amount	475,169	491,717
Vehicles and other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,958,220	1,871,684
Additions	15,646	65,380
Transferred from construction in progress	92,962	85,419
Reclassification	8,218	2,607
Disposals	(62,782)	(71,564)
Transferred from investment properties	0	0
Transferred to construction in progres	(15,404)
Transferred to investment properties	0
Acquisition of subsidiary		4,694
Closing net book amount	1,996,860	1,958,220	1,871,684
Vehicles and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(1,457,854)	(1,432,530)
Reclassification	(2,665)	86
Transferred from investment properties	0
Transferred to construction in progres	5,642
Transferred to investment properties	0	0
Charge for the year	(113,556)	(94,108)
Written back on disposals	55,709	68,698
Closing net book amount	(1,512,724)	(1,457,854)	(1,432,530)
Vehicles and other equipment [member] | Impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(8,649)	(8,121)
Reclassification	(137)
Charge for the year	(682)	(528)
Written back on disposals	501
Closing net book amount	¥ (8,967)	¥ (8,649)	¥ (8,121)